INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Class A ordinary shares	Class A preference shares	Class B ordinary shares	Ordinary shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit and statutory reserve Cumulative-effect	Accumulated deficit and statutory reserve	Non-controlling interests	Cumulative-effect	Total
Balance at Dec. 31, 2023				$ 54	$ 621,837	$ (21,604)	$ (4,276)		$ (570,879)			$ 25,132
Balance, shares at Dec. 31, 2023	1,111,232,210	65,000	99
Accounting Standards Update [Extensible Enumeration]											Accounting Standards Update 2023-08 [Member]
Net loss									18,948			18,948
Foreign currency translation loss							(115)					(115)
Share-based compensation				2	924							$ 926
Share-based compensation, shares	40,318,000											40,318,000
Issuance of ordinary shares as incentive shares					69							$ 69
Issuance of ordinary shares as incentive shares, shares	2,291,280
Issuance of ordinary shares from exercise of Series B warrants					30							30
Issuance of ordinary shares from exercise of Series B warrants, shares	500,000
Balance at Jun. 30, 2024				56	622,860	(21,604)	(4,391)	$ 893	(551,038)		$ 893	45,883
Balance, shares at Jun. 30, 2024	1,154,341,490	65,000	99
Balance at Dec. 31, 2024				78	640,724	(21,604)	(4,392)		(557,913)	$ 9,887		66,780
Balance, shares at Dec. 31, 2024	1,595,399,890	65,000	99
Net loss									(13,899)	89		(13,810)
Foreign currency translation loss							(10)					(10)
Share-based compensation				2	849							$ 851
Share-based compensation, shares	38,644,400											38,644,400
Balance at Jun. 30, 2025				$ 80	$ 641,573	$ (21,604)	$ (4,402)		$ (571,812)	$ 9,976		$ 53,811
Balance, shares at Jun. 30, 2025	1,634,044,290	65,000	99